CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net profit/(loss) for the year	$ 5.2	$ (8.9)	$ 28.4	$ (8.2)	$ (34.8)
Items that may be reclassified to profit or loss:
Exchange rate adjustment arising from translation of entities using a functional currency different from USD	0.1	(0.2)	0.5	(0.3)	(0.3)
Fair value adjustment on hedging instruments	(7.0)	(0.4)	(11.7)	4.8	(6.7)
Fair value adjustment on hedging instruments transferred to income statement	(0.8)	(1.1)	(0.9)	(2.5)	(0.3)
Items that may not be reclassified to profit or loss:
Remeasurements of net pension and other post-retirement benefit liability or asset	(0.1)		(0.1)
Other comprehensive income/(loss) after tax 1)	(7.8)	(1.7)	(12.2)	2.0	(7.4)
Total comprehensive income/(loss) for the year	$ (2.6)	$ (10.6)	$ 16.2	$ (6.2)	$ (42.2)